LONG-TERM DEBT (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fixed Rate
Under 1 year	€ 115,588	€ 202,722
Between 1- 5 year	1,467,999	126,084
After 5 years	0	1,147,016
Total Senior Debt Fixed Rate	1,583,587	1,475,822
Variable Rate
Under 1 year	56,438	103,958
Between 1- 5 year	298,876	947,999
After 5 years	23,009	272,258
Total Senior Debt Variable Rate	378,323	1,324,215
Fixed Rate
Under 1 year	13,823	13,864
Between 1-5 year	470,694	550,378
After 5 years	0	52,081
Total Subordinated Debt Fixed Rate	484,517	616,323
Variable Rate
Under 1 year	5,265	6,042
Between 1- 5 year	141,774	139,560
After 5 years	0	0
Total Subordinated Debt Variable Rate	147,039	145,602
Fixed Rate
Under 1 year	51,611	38,554
Between 1- 5 year	49,389	37,557
After 5 years	39,318	38,250
Total Other Debt fixed Rate	140,318	114,361
Variable Rate
Under 1 year	29,608	6,447
Between 1- 5 year	172,500	72,354
After 5 years	1,479	50,826
Total Other Debt Variable Rate	203,587	129,627
Total long-term debt under 1 year	272,333	371,587
Total long-term debt between 1-5 year	2,601,232	1,873,932
Total long-term debt after 5 years	63,806	1,560,431
Total long-term debt	2,937,371	3,805,950
Long-term Senior Debt
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2016 and denominated in EUR	3.75%	3.78%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2013 and denominated in USD	5.62%	6.37%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2011 denominated in TL		11.94%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2018 denominated in EUR		4.75%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2012 denominated in USD	2.06%	2.17%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2018 denominated in BGN	5.00%	5.00%
Carrying amount of Senior Fixed Rate Debt, maturing up until 2016 and denominated in EUR	1,139,485	1,234,210
Carrying amount of Senior Fixed Rate Debt, maturing up until 2013 and denominated in USD		98,613
Carrying amount of Senior Fixed Rate Debt, maturing up until 2011 denominated in TL		142,999
Total Senior Debt Fixed Rate	1,583,587	1,475,822
Carrying amount of Senior Variable Rate Debt, maturing up until 2018 denominated in EUR		1,203,963
Carrying amount of Senior Variable Rate Debt, maturing up until 2012 denominated in USD	19,134	97,145
Carrying amount of Senior Variable Rate Debt, maturing up until 2018 denominated in BGN	23,245	23,107
Total Senior Debt Variable Rate	378,323	1,324,215
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2016 denominated in EUR	2.42%
Carrying amount of Senior Variable Rate Debt, maturing up until 2016 denominated in EUR	335,944
Carrying amount of Senior Fixed Rate Debt, maturing up until 2016 and denominated in USD	444,102
Long-term Subordinated Debt
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 and denominated in EUR	7.00%	7.00%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 and denominated in GBP	6.29%	6.29%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Jun 2015 and denominated in JPY		2.76%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after July 2013 and denominated in EUR	3.33%	2.74%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in EUR	2.60%	2.87%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Feb. 2015 and denominated in EUR	5.91%	7.42%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in USD	2.30%	2.84%
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 and denominated in EUR	443,292	463,032
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 and denominated in GBP	41,225	52,850
Carrying amountof Subordinated Fixed Rate Debt, redeemable on or after Jun 2015 and denominated in JPY		100,441
Total Subordinated Debt Fixed Rate	484,517	616,323
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after July 2013 and denominated in EUR	50,756	57,292
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in EUR	27,070	27,444
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Feb. 2015 and denominated in EUR	31,548	33,642
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in USD	37,665	27,224
Total Subordinated Debt Variable Rate	€ 147,039	€ 145,602